Schedule of Cash and Cash Equivalents (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cash	₪ 193,214	₪ 37,888
Short term deposits	3,003
Total cash and cash equivalents	196,217	37,888	₪ 27,338	₪ 3,416
Total cash and cash equivalents	196,217	37,888	₪ 27,338	₪ 3,416
U S D [Member]
IfrsStatementLineItems [Line Items]
Total cash and cash equivalents	72,497
Total cash and cash equivalents	72,497
N I S [Member]
IfrsStatementLineItems [Line Items]
Total cash and cash equivalents	123,720	37,888
Total cash and cash equivalents	₪ 123,720	₪ 37,888